UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09054

CREDIT SUISSE OPPORTUNITY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

J. Kevin Gao, Esq. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	May 1, 2007 to July 31, 2007

Item 1:                   Schedule of Investments

Credit Suisse High Income Fund

Schedule of Investments

July 31, 2007 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS (88.9%)
Aerospace & Defense (2.1%)
$100	DRS Technologies, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.81)§	(B, B3)	02/01/18	7.625	$96,500
100	DRS Technologies, Inc., Global Senior Subordinated Notes (Callable 11/01/08 @ $103.44)	(B, B3)	11/01/13	6.875	96,500
300	Hawker Beechcraft Acquisition Co., Rule 144A, Senior Notes (Callable 04/01/11 @ $104.25)‡	(B-, B3)	04/01/15	8.500	300,750
275	Hawker Beechcraft Acquisition Co., Rule 144A, Senior Subordinated Notes (Callable 04/01/12 @ $104.88)‡§	(B-, Caa1)	04/01/17	9.750	272,937
250	K&F Acquisition, Inc., Global Company Guaranteed Notes (Callable 11/15/09 @ $103.88)	(B-, Caa1)	11/15/14	7.750	268,750
425	L-3 Communications Corp., Global Senior Subordinated Notes (Callable 01/15/10 @ $102.94)	(BB+, Ba3)	01/15/15	5.875	388,875
275	TransDigm, Inc., Global Company Guaranteed Notes (Callable 07/15/09 @ $105.81)	(B-, B3)	07/15/14	7.750	270,875
75	TransDigm, Inc., Rule 144A, Senior Subordinated Notes (Callable 07/15/09 @ $105.81)‡	(B-, B3)	07/15/14	7.750	73,875
					1,769,062
Agriculture (0.3%)
250	Southern States Cooperative, Inc., Rule 144A, Senior Notes (Callable 11/01/07 @ $108.00)‡	(B, Caa1)	11/01/10	10.500	258,750
Auto Loans (4.2%)
275	Ford Motor Credit Co. LLC, Global Notes	(B, B1)	06/15/10	7.875	263,141
675	Ford Motor Credit Co. LLC, Senior Unsecured Notes§	(B, B1)	12/15/16	8.000	623,083
800	Ford Motor Credit Co., Global Notes	(B, B1)	10/01/13	7.000	720,778
225	Ford Motor Credit Co., Notes	(B, B1)	06/16/08	6.625	223,564
675	General Motors Acceptance Corp., Global Notes§	(BB+, Ba1)	12/01/14	6.750	607,513
1,250	GMAC LLC, Senior Unsubordinated Notes	(BB+, Ba1)	12/15/11	6.000	1,128,687
					3,566,766
Automobile Parts & Equipment (1.8%)
350	Altra Industrial Motion, Inc., Global Secured Notes (Callable 12/01/08 @ $104.50)#	(CCC+, B2)	12/01/11	9.000	358,750
600	Goodyear Tire & Rubber Co., Global Senior Notes (Callable 07/01/10 @ $104.50)§	(B, Ba3)	07/01/15	9.000	618,000
33	Goodyear Tire & Rubber Co., Rule 144A, Senior Notes (Callable 12/01/09 @ $104.31)‡	(B, Ba3)	12/01/11	8.625	33,743
300	Stanadyne Corp., Global Senior Subordinated Notes (Callable 08/15/09 @ $105.00)	(CCC+, Caa1)	08/15/14	10.000	304,500
225	Visteon Corp., Global Senior Notes§	(CCC+, Caa2)	08/01/10	8.250	200,250
					1,515,243
Automotive (1.9%)
495	Ford Motor Co., Global Notes§	(CCC+, Caa1)	07/16/31	7.450	383,625
875	General Motors Corp., Global Debentures§	(B-, Caa1)	07/15/33	8.375	724,062
650	General Motors Corp., Global Senior Notes§	(B-, Caa1)	07/15/13	7.125	554,125
					1,661,812
Beverages (0.3%)
275	Constellation Brands, Inc., Company Guaranteed Notes	(BB-, Ba3)	09/01/16	7.250	259,875
Brokerage (0.4%)
300	E*TRADE Financial Corp., Senior Unsecured Notes (Callable 12/01/10 @ $103.94)§	(BB-, Ba2)	12/01/15	7.875	310,500
Building & Construction (1.8%)
325	Ashton Woods USA/Finance, Global Company Guaranteed Notes (Callable 10/01/10 @ $104.75)	(B-, Caa1)	10/01/15	9.500	271,375
275	Beazer Homes USA, Inc., Global Company Guaranteed Notes (Callable 04/15/08 @ $102.79)§	(BB, Ba2)	04/15/12	8.375	235,125
350	K Hovnanian Enterprises, Inc., Global Company Guaranteed Notes§	(BB, Ba3)	01/15/16	6.250	267,750
400	KB Home, Senior Notes§	(BB+, Ba1)	06/15/15	6.250	334,000

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Building & Construction
$125	Technical Olympic USA, Inc., Rule 144A, Senior Notes‡#§	(CCC-, Caa3)	04/01/11	8.250	$99,375
125	WCI Communities, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.31)	(CCC, Caa2)	03/15/15	6.625	96,875
275	William Lyon Homes, Inc., Global Senior Notes (Callable 02/15/09 @ $103.75)§	(B, Caa1)	02/15/14	7.500	210,375
50	William Lyon Homes, Inc., Global Senior Notes (Callable 12/15/08 @ $103.81)§	(B, Caa1)	12/15/12	7.625	39,000
					1,553,875
Building Materials (1.7%)
100	Building Materials Corp., Global Company Guaranteed Notes (Callable 08/01/09 @ $103.88)	(BB-, B2)	08/01/14	7.750	89,500
300	Coleman Cable, Inc., Global Company Guaranteed Notes (Callable 10/01/08 @ $104.94)	(B, B2)	10/01/12	9.875	313,500
150	Goodman Global Holding Company, Inc., Global Senior Subordinated Notes (Callable 12/15/08 @ $103.94)§	(B-, B3)	12/15/12	7.875	150,750
275	Norcraft Companies, Global Senior Subordinated Notes (Callable 11/01/07 @ $104.50)	(B-, B1)	11/01/11	9.000	276,375
325	Nortek, Inc., Global Senior Subordinated Notes (Callable 09/01/09 @ $104.25)	(CCC+, B3)	09/01/14	8.500	281,125
375	Ply Gem Industries, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)§	(CCC+, Caa1)	02/15/12	9.000	300,938
					1,412,188
Chemicals (3.1%)
100	Chemtura Corp., Company Guaranteed Notes	(BB+, Ba2)	06/01/16	6.875	92,750
325	KI Holdings, Inc., Global Senior Discount Notes (Callable 11/15/09 @ $104.94)+	(B-, B3)	11/15/14	0.000	275,437
350	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 06/01/08 @ $105.25)§	(BB+, Ba2)	06/01/13	10.500	379,750
675	Lyondell Chemical Co., Global Company Guaranteed Notes (Callable 09/15/10 @ $104.00)	(B+, B1)	09/15/14	8.000	725,625
250	Momentive Performance Materials, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/01/11 @ $105.75)‡§	(CCC+, Caa2)	12/01/16	11.500	238,125
100	Momentive Performance, Rule 144A, Company Guaranteed Notes (Callable 12/01/10 @ $104.88)‡	(B-, B3)	12/01/14	9.750	96,500
25	Mosaic Co., Rule 144A, Senior Notes (Callable 12/01/10 @ $103.69)‡	(BB-, B1)	12/01/14	7.375	25,000
200	Mosaic Co., Rule 144A, Senior Notes (Callable 12/01/11 @ $103.81)‡	(BB-, B1)	12/01/16	7.625	202,000
250	Nalco Finance Holdings, Inc., Global Senior Notes (Callable 02/01/09 @ $104.50)+§	(B-, B3)	02/01/14	0.000	218,750
64	PolyOne Corp., Global Senior Unsecured Notes (Callable 05/15/08 @ $102.66)	(B+, B1)	05/15/10	10.625	67,360
300	Terra Capital, Inc., Global Company Guaranteed Notes (Callable 02/01/12 @ $103.50)	(BB-, B1)	02/01/17	7.000	285,000
					2,606,297
Computer Hardware (0.3%)
250	Activant Solutions, Inc., Global Company Guaranteed Notes (Callable 05/01/11 @ $104.75)	(CCC+, Caa1)	05/01/16	9.500	225,625
Consumer Products (1.6%)
500	AAC Group Holding Corp., Global Senior Discount Notes (Callable 10/01/08 @ $105.13)+§	(CCC+, B3)	10/01/12	0.000	432,500
325	Amscan Holdings, Inc., Global Senior Subordinated Notes (Callable 05/01/09 @ $104.38)	(CCC+, Caa1)	05/01/14	8.750	294,125
275	Del Laboratories, Inc., Global Company Guaranteed Notes (Callable 02/01/08 @ $104.00)§	(CCC, Caa2)	02/01/12	8.000	247,500
225	Jarden Corp., Company Guaranteed Notes (Callable 05/01/12 @ $103.75)	(B-, B3)	05/01/17	7.500	203,625
200	Prestige Brands, Inc., Global Senior Subordinated Notes (Callable 04/15/08 @ $104.63)§	(B-, B3)	04/15/12	9.250	200,000
					1,377,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Diversified Capital Goods (1.6%)
$150	Actuant Corp., Rule 144A, Senior Notes (Callable 06/15/12 @ $103.44)‡	(BB-, Ba2)	06/15/17	6.875	$143,250
200	Esco Corp., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.31)‡	(B, B2)	12/15/13	8.625	197,000
325	RBS Global & Rexnord Corp., Global Company Guaranteed Notes (Callable 08/01/10 @ $104.75)	(CCC+, B3)	08/01/14	9.500	315,250
325	Sensus Metering Systems, Global Senior Subordinated Notes (Callable 12/15/08 @ $104.31)	(B-, B3)	12/15/13	8.625	323,375
100	Titan International, Inc., Global Company Guaranteed Notes	(B, B3)	01/15/12	8.000	102,500
309	TriMas Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $103.29)	(B-, B3)	06/15/12	9.875	309,000
					1,390,375
Diversified Financials (0.2%)
200	Local TV Finance LLC, Rule 144A, Senior Unsecured Notes (Callable 06/15/11 @ $104.63)‡	(CCC+, Caa1)	06/15/15	9.250	191,000
Electric - Generation (3.7%)
125	AES Corp., Senior Notes§	(B, B1)	03/01/14	7.750	122,188
59	Calpine Generating Company LLC, Global Secured Notes (Callable 04/01/08 @ $103.50)#ø	(D, NR)	04/01/10	11.070	16,404
575	Dynegy Holdings, Inc., Global Senior Unsecured Notes	(B-, B2)	05/01/16	8.375	537,625
300	Dynegy Holdings, Inc., Rule 144A, Senior Notes‡	(B-, B2)	06/01/15	7.500	267,000
425	Edison Mission Energy, Rule 144A, Senior Notes‡	(BB-, B1)	05/15/17	7.000	385,687
480	Midwest Generation LLC, Series B, Global Pass Thru Certificates	(BB+, Ba2)	01/02/16	8.560	495,760
450	NRG Energy, Inc., Company Guaranteed Notes (Callable 01/15/12 @ $103.69)	(B, B1)	01/15/17	7.375	435,375
275	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/10 @ $103.63)	(B, B1)	02/01/14	7.250	266,063
200	NRG Energy, Inc., Company Guaranteed Notes (Callable 02/01/11 @ $103.69)	(B, B1)	02/01/16	7.375	193,500
100	Reliant Energy, Inc., Secured Notes (Callable 12/15/09 @ $103.38)	(B, B2)	12/15/14	6.750	99,000
400	Reliant Energy, Inc., Senior Notes§	(B-, B3)	06/15/14	7.625	384,000
					3,202,602
Electric - Integrated (0.8%)
475	Mirant North America LLC, Global Company Guaranteed Notes (Callable 12/31/09 @ $103.69)	(B-, B2)	12/31/13	7.375	475,000
150	Sierra Pacific Resources, Global Senior Notes (Callable 03/15/09 @ $104.31)	(B, B1)	03/15/14	8.625	157,696
75	Sierra Pacific Resources, Global Senior Unsecured Notes (Callable 08/15/10 @ $103.38)	(B, B1)	08/15/17	6.750	70,286
					702,982
Electronics (1.9%)
450	Amkor Technology, Inc., Global Senior Notes (Callable 05/15/08 @ $103.88)	(B, B1)	05/15/13	7.750	412,313
725	Freescale Semiconductor, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.44)‡§	(B, B1)	12/15/14	8.875	665,187
163	GrafTech Finance, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.42)§	(B, B2)	02/15/12	10.250	171,150
300	Spansion, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $105.62)‡§	(B, Caa1)	01/15/16	11.250	283,500
100	Viasystems, Inc., Global Senior Unsecured Notes (Callable 01/15/08 @ $105.25)	(B-, Caa1)	01/15/11	10.500	100,500
					1,632,650
Energy - Exploration & Production (2.8%)
675	Chesapeake Energy Corp., Senior Notes (Callable 01/15/09 @ $103.44)	(BB, Ba2)	01/15/16	6.875	646,312
275	Encore Acquisition Co., Company Guaranteed Notes (Callable 12/01/10 @ $103.63)	(B, B1)	12/01/17	7.250	248,875
225	Forest Oil Corp., Rule 144A, Senior Notes (Callable 06/15/12 @ $103.63)‡§	(B+, B1)	06/15/19	7.250	210,938

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Energy - Exploration & Production
$200	Hilcorp Energy I, Rule 144A, Senior Notes (Callable 06/01/11 @ $104.50)‡	(B, B3)	06/01/16	9.000	$200,000
350	Petrohawk Energy Corp., Global Company Guaranteed Notes (Callable 07/15/10 @ $104.56)	(B-, B3)	07/15/13	9.125	362,250
250	Plains Exploration & Production, Co., Company Guaranteed Notes (Callable 06/15/11 @ $103.88)	(BB-, B1)	06/15/15	7.750	235,000
225	Range Resources Corp., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.19)§	(B+, B1)	03/15/15	6.375	210,375
275	Swift Energy Co., Senior Notes (Callable 07/15/08 @ $103.81)	(BB-, B1)	07/15/11	7.625	272,250
					2,386,000
Environmental (1.2%)
625	Allied Waste North America, Inc., Series B, Global Senior Notes (Callable 04/15/09 @ $103.69)§	(B+, B2)	04/15/14	7.375	592,188
425	Waste Services, Inc., Global Senior Subordinated Notes (Callable 04/15/09 @ $104.75)	(CCC+, Caa1)	04/15/14	9.500	433,500
					1,025,688
Food & Drug Retailers (1.3%)
325	Albertson’s LLC, Senior Notes	(B, B1)	05/01/13	7.250	315,890
450	Duane Reade, Inc., Global Senior Subordinated Notes (Callable 08/01/08 @ $104.88)§	(CC, Caa3)	08/01/11	9.750	427,500
125	Stater Brothers Holdings Inc., Rule 144A, Senior Notes (Callable 04/15/11 @ $103.88)‡	(B+, B2)	04/15/15	7.750	116,875
225	Stater Brothers Holdings, Inc., Global Senior Notes (Callable 06/15/08 @ $104.06)§	(B+, B2)	06/15/12	8.125	218,250
					1,078,515
Food - Wholesale (0.5%)
200	Dole Food Co., Debentures#§	(B-, Caa1)	07/15/13	8.750	179,000
200	National Beef Packing Company LLC, Global Senior Unsecured Notes (Callable 08/01/08 @ $102.63)	(B-, Caa1)	08/01/11	10.500	201,000
75	Smithfield Foods, Inc., Senior Unsecured Notes§	(BB, Ba3)	07/01/17	7.750	72,750
					452,750
Forestry & Paper (3.3%)
375	Boise Cascade LLC, Global Company Guaranteed Notes (Callable 10/15/09 @ $103.56)	(B+, B2)	10/15/14	7.125	346,875
250	Cellu Tissue Holdings, Inc., Global Secured Notes (Callable 03/15/08 @ $103.67)	(B, B2)	03/15/10	9.750	236,250
475	Georgia-Pacific Corp., Debentures	(B, B2)	06/15/15	7.700	452,438
50	Georgia-Pacific Corp., Rule 144A, Company Guaranteed Notes (Callable 01/15/12 @ $103.56)‡	(B, Ba3)	01/15/17	7.125	46,250
275	Graphic Packaging International Corp., Global Senior Subordinated Notes (Callable 08/15/08 @ $104.75)§	(B-, B3)	08/15/13	9.500	276,375
425	NewPage Corp., Global Secured Notes (Callable 05/01/09 @ $106.00)	(B, B2)	05/01/12	10.000	435,625
75	NewPage Corp., Global Senior Subordinated Notes (Callable 05/01/09 @ $106.00)§	(CCC+, B3)	05/01/13	12.000	78,469
665	Smurfit-Stone Container, Global Senior Notes (Callable 07/01/08 @ $102.79)	(CCC+, B3)	07/01/12	8.375	623,437
300	Verso Paper Holdings LLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.56)‡	(B+, B2)	08/01/14	9.125	302,250
50	Verso Paper Holdings LLC, Rule 144A, Senior Subordinated Notes (Callable 08/01/11 @ 105.69)‡	(CCC+, B3)	08/01/16	11.375	51,250
					2,849,219
Gaming (5.7%)
250	Buffalo Thunder Development Authority, Rule 144A, Secured Notes (Callable 12/15/10 @ $104.69)‡	(B, B2)	12/15/14	9.375	233,750
525	CCM Merger, Inc., Rule 144A, Notes (Callable 08/01/09 @ $104.00)‡	(CCC+, B3)	08/01/13	8.000	519,750
303	Choctaw Resort Development Enterprise, Rule 144A, Senior Notes (Callable 11/15/11 @ $103.63)‡	(BB, Ba2)	11/15/19	7.250	293,910
150	Fontainebleau Las Vegas, Rule 144A, Second Mortgage Notes (Callable 06/15/11 @ $105.13)‡	(CCC+, Caa1)	06/15/15	10.250	130,125

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Gaming
$250	Herbst Gaming, Inc., Global Senior Subordinated Notes (Callable 06/01/08 @ $104.06)§	(B-, B3)	06/01/12	8.125	$225,625
225	Inn of the Mountain Gods, Global Senior Notes (Callable 11/15/07 @ $106.00)§	(B-, B3)	11/15/10	12.000	239,625
425	Jacobs Entertainment, Inc., Global Company Guaranteed Notes (Callable 06/15/10 @ $104.88)	(B-, B3)	06/15/14	9.750	429,250
125	Majestic Star Casino LLC, Company Guaranteed Notes (Callable 10/15/07 @ $104.75)	(B+, B1)	10/15/10	9.500	126,875
100	Majestic Star LLC, Global Senior Unsecured Notes (Callable 10/15/08 @ $104.88)§	(CCC+, Caa1)	01/15/11	9.750	94,500
475	MGM Mirage, Inc., Company Guaranteed Notes	(BB, Ba2)	06/01/16	7.500	444,125
750	MGM Mirage, Inc., Company Guaranteed Notes§	(BB, Ba2)	01/15/17	7.625	701,250
300	MGM Mirage, Inc., Global Company Guaranteed Notes§	(BB, Ba2)	04/01/13	6.750	278,250
275	Trump Entertainment Resorts, Inc., Secured Notes (Callable 06/01/10 @ $104.25)§	(B, Caa1)	06/01/15	8.500	233,063
304	Waterford Gaming LLC, Rule 144A, Senior Notes (Callable 09/15/08 @ $103.55)‡	(BB-, B1)	09/15/12	8.625	311,600
425	Wimar Opco LLC, Rule 144A, Senior Subordinated Notes (Callable 12/15/10 @ $104.81)‡	(CCC+, B3)	12/15/14	9.625	359,125
275	Wynn Las Vegas LLC, Global First Mortgage Notes (Callable 12/01/09 @ $103.31)	(BB+, B1)	12/01/14	6.625	256,437
					4,877,260
Gas Distribution (3.2%)
275	Amerigas Partners/Eagle Finance Corp., Senior Notes (Callable 05/20/11 @ $103.56)	(BB, B1)	05/20/16	7.125	255,915
750	El Paso Performance-Link, Rule 144A, Notes‡	(BB, Ba3)	07/15/11	7.750	774,375
350	Inergy LP/Inergy Finance Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $104.13)	(B, B1)	03/01/16	8.250	351,750
950	Williams Companies, Inc., Global Senior Unsecured Notes#§	(BB, Ba2)	03/15/12	8.125	988,000
75	Williams Companies, Inc., Rule 144A, Notes‡#	(BB+, Ba2)	10/01/10	7.360	75,469
275	Williams Partners LP, Global Company Guaranteed Notes	(BB+, Ba3)	02/01/17	7.250	268,125
					2,713,634
Health Services (5.3%)
150	Community Health Systems, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $104.44)‡§	(B-, B3)	07/15/15	8.875	146,438
275	DaVita, Inc., Global Company Guaranteed Notes (Callable 03/15/10 @ $103.63)§	(B, B2)	03/15/15	7.250	261,937
50	HCA, Inc., Global Senior Unsecured Notes	(B-, Caa1)	01/15/15	6.375	38,875
1,100	HCA, Inc., Global Senior Unsecured Notes§	(B-, Caa1)	02/15/16	6.500	852,500
825	HCA, Inc., Rule 144A, Secured Notes (Callable 11/15/11 @ $104.63)‡	(BB-, B2)	11/15/16	9.250	820,875
50	HCA, Inc., Senior Unsecured Notes	(B-, Caa1)	02/15/13	6.250	41,500
250	Healthsouth Corp., Global Company Guaranteed Notes (Callable 06/15/11 @ $105.38)	(CCC+, Caa1)	06/15/16	10.750	253,750
275	Iasis Healthcare/Capital Corp., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.38)	(CCC+, B3)	06/15/14	8.750	265,375
225	OMEGA Healthcare Investors, Inc., Global Company Guaranteed Notes (Callable 01/15/11 @ $103.50)	(BB, Ba3)	01/15/16	7.000	213,750
100	Senior Housing Properties Trust, Senior Notes	(BB+, Ba2)	01/15/12	8.625	105,000
100	Service Corporation International, Global Senior Notes	(BB-, B1)	10/01/14	7.375	97,750
175	Service Corporation International, Global Senior Notes§	(BB-, B1)	10/01/18	7.625	167,562
50	Service Corporation International, Rule 144A, Senior Notes‡	(BB-, B1)	04/01/15	6.750	46,250
175	Stewart Enterprises, Inc., Global Senior Notes (Callable 02/15/09 @ $103.13)	(B+, B1)	02/15/13	6.250	162,750
700	Tenet Healthcare Corp., Global Senior Notes§	(CCC+, Caa1)	07/01/14	9.875	626,500
125	Universal Hospital Services, Inc., Rule 144A, Secured Notes (Callable 06/01/09 @ $102.00)‡#	(B-, B3)	06/01/15	8.759	117,188
150	Universal Hospital Services, Inc., Rule 144A, Secured Notes (Callable 06/01/11 @ $104.25)‡	(B-, B3)	06/01/15	8.500	136,125
225	Vanguard Health Holding Co., Global Senior Subordinated Notes (Callable 10/01/09 @ $104.50)	(CCC+, Caa1)	10/01/14	9.000	210,375
					4,564,500

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Hotels (1.2%)
$200	Felcor Lodging LP, Global Company Guaranteed Notes#	(B+, Ba3)	06/01/11	8.500	$211,000
50	Felcor Lodging LP, Rule 144A, Secured Notes (Callable 12/01/07 @ $101.00)‡#	(B+, Ba3)	12/01/11	7.260	49,813
100	Host Hotels & Resorts LP, Global Secured Notes (Callable 11/01/10 @ $103.44)§	(BB, BB)	11/01/14	6.875	97,000
225	Host Marriott LP, Global Senior Notes (Callable 11/01/08 @ $103.56)	(BB, Ba1)	11/01/13	7.125	219,937
475	Host Marriott LP, Series Q, Global Company Guaranteed Notes (Callable 06/01/11 @ $103.33)	(BB, Ba1)	06/01/16	6.750	456,000
					1,033,750
Household & Leisure Products (0.3%)
225	Sealy Mattress Co., Global Senior Subordinated Notes (Callable 06/15/09 @ $104.13)§	(B, B2)	06/15/14	8.250	222,750
75	Simmons Bedding Co., Global Senior Subordinated Notes (Callable 01/15/09 @ $103.94)§	(CCC+, B2)	01/15/14	7.875	70,500
					293,250
Leisure (0.9%)
250	Bally Total Fitness Holding Corp., Global Company Guaranteed Notes (Callable 07/15/08 @ $102.63)§	(D, NR)	07/15/11	10.500	262,500
175	Six Flags, Inc., Global Senior Notes (Callable 02/01/08 @ $101.48)§	(CCC, Caa1)	02/01/10	8.875	155,313
400	Six Flags, Inc., Global Senior Notes (Callable 06/01/09 @ $104.81)§	(CCC, Caa1)	06/01/14	9.625	325,000
					742,813
Machinery (0.3%)
275	Baldor Electric Co., Company Guaranteed Notes (Callable 02/15/12 @ $104.31)	(B, B3)	02/15/17	8.625	283,250
Media - Broadcast (2.5%)
200	Barrington Broadcasting, Rule 144A, Senior Subordinated Notes (Callable 08/15/10 @ $105.25)‡	(CCC+, B3)	08/15/14	10.500	203,000
250	Fisher Communications, Inc., Global Senior Notes (Callable 09/15/09 @ $104.31)	(B-, B2)	09/15/14	8.625	260,000
375	ION Media Networks, Inc., Rule 144A, Secured Notes (Callable 01/15/08 @ $102.00)‡#	(CCC-, Caa2)	01/15/13	11.610	379,687
475	Nexstar Finance Holdings LLC, Global Senior Discount Notes (Callable 04/01/08 @ $105.69)+	(CCC+, Caa1)	04/01/13	0.000	467,875
250	Rainbow National Services LLC, Rule 144A, Senior Notes (Callable 09/01/08 @ $104.38)‡	(B+, B2)	09/01/12	8.750	257,500
350	Univision Communications, Inc., Rule 144A, Senior Notes (Callable 03/15/11@ $104.88)‡§	(CCC+, B3)	03/15/15	9.750	320,250
325	Young Broadcasting, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.38)§	(CCC-, Caa1)	01/15/14	8.750	276,250
					2,164,562
Media - Cable (4.9%)
425	Atlantic Broadband Finance LLC, Global Company Guaranteed Notes (Callable 01/15/09 @ $104.69)	(CCC+, Caa1)	01/15/14	9.375	422,875
475	CCH I Holdings LLC, Global Company Guaranteed Notes (Callable 09/30/07 @ $100.00)§	(CCC, Caa3)	04/01/14	9.920	422,750
725	CCH I LLC, Global Secured Notes (Callable 10/01/10 @ $105.50)	(CCC, Caa2)	10/01/15	11.000	728,625
375	CCO Holdings LLC, Global Senior Notes (Callable 11/15/08 @ $104.38)	(CCC, Caa1)	11/15/13	8.750	373,125
281	Charter Communications Holdings LLC, Senior Discount Notes§	(CCC, Caa3)	04/01/11	9.920	275,380
625	CSC Holdings, Inc., Global Senior Notes	(B+, B2)	04/15/12	6.750	570,312
300	DIRECTV Holdings/Finance, Global Senior Notes (Callable 03/15/08 @ $104.19)	(BB-, Ba3)	03/15/13	8.375	305,250
350	EchoStar DBS Corp., Global Company Guaranteed Notes	(BB-, Ba3)	10/01/14	6.625	326,375
315	Insight Midwest/Insight Capital Corp., Senior Notes (Callable 10/01/07 @ $100.00)§	(B, B3)	10/01/09	9.750	315,000
125	Mediacom Broadband LLC, Global Senior Notes (Callable 10/15/10 @ $104.25)§	(B, B3)	10/15/15	8.500	120,000
250	Mediacom LLC/Capital Corp., Senior Notes (Callable 02/15/08 @ $100.00)§	(B, B3)	02/15/11	7.875	243,750

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Media - Cable
$100	TL Acquisitions, Inc., Rule 144A, Senior Notes (Callable 07/15/11 @ $105.25)‡§	(CCC+, Caa1)	01/15/15	10.500	$92,500
					4,195,942
Media - Services (0.2%)
250	WMG Holdings Corp., Global Senior Discount Notes (Callable 12/15/09 @ $104.75)+	(B, B2)	12/15/14	0.000	183,750
Metals & Mining - Excluding Steel (2.5%)
100	Aleris International, Inc., Rule 144A, Senior Notes (Callable 12/15/10 @ $104.50)‡	(B-, B3)	12/15/14	9.000	94,000
225	Aleris International, Inc., Rule 144A, Senior Subordinated Notes (Callable 12/15/11 @ $105.00)‡	(B, Caa1)	12/15/16	10.000	202,500
500	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/11 @ $104.13)	(BB, Ba3)	04/01/15	8.250	525,000
250	Freeport - McMoRan Copper & Gold, Inc., Senior Unsecured Notes (Callable 04/01/12 @ $104.19)	(BB, Ba3)	04/01/17	8.375	263,125
325	Noranda Aluminum Acquisition, Rule 144A, Senior Unsecured Notes (Callable 05/15/08 @ $102.00)‡#	(B-, B3)	05/15/15	9.360	310,375
350	Peabody Energy Corp., Global Company Guaranteed Notes	(BB, Ba1)	11/01/16	7.375	343,875
275	PNA Group, Inc., Rule 144A, Senior Notes (Callable 09/01/11 @ $105.38)‡	(B-, B3)	09/01/16	10.750	295,625
125	PNA Intermediate Holding Corp., Rule 144A, Senior Notes (Callable 02/15/08 @ $102.00)‡#	(B-, Caa1)	02/15/13	12.360	127,500
					2,162,000
Non-Food & Drug Retailers (3.0%)
325	Affinity Group, Inc., Global Senior Subordinated Notes (Callable 02/15/08 @ $104.50)	(CCC+, B3)	02/15/12	9.000	344,320
200	Asbury Automotive Group, Inc., Rule 144A, Senior Subordinated Notes (Callable 03/15/12 @ $103.81)‡	(B, B3)	03/15/17	7.625	185,000
250	Brookstone Company, Inc., Global Secured Notes (Callable 10/15/09 @ $106.00)§	(B, Caa1)	10/15/12	12.000	246,250
275	Claire’s Stores, Inc., Rule 144A, Senior Notes (Callable 06/01/11 @ $104.81)‡§	(CCC+, Caa1)	06/01/15	9.625	226,875
200	Finlay Fine Jewelry Corp., Global Senior Notes (Callable 06/01/08 @ $104.19)§	(B-, Caa1)	06/01/12	8.375	156,000
150	GameStop Corp., Global Company Guaranteed Notes (Callable 10/01/09 @ $104.00)§	(B+, Ba3)	10/01/12	8.000	152,437
70	Michaels Stores, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $105.00)‡§	(CCC, B2)	11/01/14	10.000	68,250
305	Michaels Stores, Inc., Rule 144A, Senior Subordinated Notes (Callable 11/01/11 @ $105.69)‡§	(CCC, Caa1)	11/01/16	11.375	295,850
350	Neiman Marcus Group, Inc., Global Company Guaranteed Notes (Callable 10/15/10 @ $105.19)§	(B-, B3)	10/15/15	10.375	370,125
553	PCA LLC/PCA Finance Corp., Global Company Guaranteed Notes	(NR, NR)	08/01/09	11.875	29,033
265	Susser Holdings LLC, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.31)	(B+, B2)	12/15/13	10.625	282,225
150	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/11 @ $104.25)	(CCC+, B3)	02/15/15	8.500	138,750
100	Yankee Acquisition Corp., Series B, Global Company Guaranteed Notes (Callable 02/15/12 @ $104.88)§	(CCC+, Caa1)	02/15/17	9.750	89,500
					2,584,615
Office Equipment (0.3%)
250	IKON Office Solutions, Inc., Global Senior Notes (Callable 09/15/10 @ $103.88)§	(BB, Ba3)	09/15/15	7.750	246,250
Oil Field Equipment & Services (0.8%)
300	Hanover Compressor Co., Company Guaranteed Notes (Callable 04/15/10 @ $103.75)	(B, B2)	04/15/13	7.500	327,000
325	Pride International, Inc., Global Senior Notes (Callable 07/15/09 @ $103.69)	(BB-, Ba2)	07/15/14	7.375	324,188
					651,188

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Oil Refining & Marketing (0.9%)
$275	Chaparral Energy, Inc., Rule 144A, Senior Notes (Callable 02/01/12 @ $104.44)‡	(CCC, Caa1)	02/01/17	8.875	$251,625
300	Frontier Oil Corp., Global Senior Notes (Callable 10/01/07 @ $103.31)§	(B+, B1)	10/01/11	6.625	292,500
275	Tesoro Corp., Rule 144A, Senior Notes (Callable 06/01/12 @ $103.25)‡	(BB+, Ba1)	06/01/17	6.500	261,250
					805,375
Packaging (3.1%)
125	Ball Corp., Company Guaranteed Notes (Callable 03/15/11 @ $103.31)§	(BB, Ba1)	03/15/18	6.625	116,875
250	Berry Plastics Holding Corp., Global Company Guaranteed Notes (Callable 03/01/11 @ $105.13)§	(CCC+, Caa2)	03/01/16	10.250	237,500
425	Berry Plastics Holding Corp., Global Secured Notes (Callable 09/15/10 @ $104.44)	(B, B3)	09/15/14	8.875	410,125
400	Constar International, Inc., Senior Subordinated Notes (Callable 12/01/07 @ $105.50)§	(CCC, Caa2)	12/01/12	11.000	329,500
230	Crown Americas LLC, Global Senior Notes (Callable 11/15/10 @ $103.88)	(B, B1)	11/15/15	7.750	227,700
350	Graham Packaging Company, Inc., Global Subordinated Notes (Callable 10/15/09 @ $104.94)§	(CCC+, Caa1)	10/15/14	9.875	330,750
325	Owens-Brockway Glass Containers, Inc., Rule 144A, Senior Notes (Callable 05/15/08 @ $104.13)‡	(B, B3)	05/15/13	8.250	328,250
100	Owens-Illinois, Inc., Debentures§	(B, Caa1)	05/15/18	7.800	94,000
275	Pliant Corp., Global Company Guaranteed Notes (Callable 06/01/08 @ $102.78)§	(CCC, Caa1)	09/01/09	11.125	254,375
375	Solo Cup Co., Global Senior Subordinated Notes (Callable 02/15/09 @ $104.25)§	(CCC-, Caa2)	02/15/14	8.500	305,625
					2,634,700
Printing & Publishing (2.4%)
300	American Media Operations, Inc., Series B, Global Company Guaranteed Notes§	(CCC-, Caa2)	05/01/09	10.250	273,750
275	CBD Media Holdings/Finance, Global Senior Notes (Callable 07/15/08 @ $104.63)	(CCC+, Caa1)	07/15/12	9.250	279,125
200	Dex Media, Inc., Global Discount Notes (Callable 11/15/08 @ $104.50)+	(B, B3)	11/15/13	0.000	181,000
150	Dex Media, Inc., Global Senior Unsecured Notes (Callable 11/15/08 @ $104.00)	(B, B3)	11/15/13	8.000	147,750
100	Idearc, Inc., Global Company Guaranteed Notes (Callable 11/15/11 @ $104.00)	(B+, B2)	11/15/16	8.000	95,250
300	R.H. Donnelley Corp., Global Senior Unsecured Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	271,500
25	R.H. Donnelley Corp., Series A-2, Global Senior Discount Notes (Callable 01/15/09 @ $103.44)	(B, B3)	01/15/13	6.875	22,625
50	R.H. Donnelley Corp., Series A-3, Global Senior Notes (Callable 01/15/11 @ $104.44)	(B, B3)	01/15/16	8.875	48,875
275	Reader’s Digest Association, Inc., Rule 144A, Senior Subordinated Notes (Callable 02/15/12 @ $104.50)‡	(CCC+, Caa1)	02/15/17	9.000	236,500
355	Valassis Communications, Inc., Rule 144A, Senior Notes (Callable 03/01/11 @ $104.13)‡	(B-, B3)	03/01/15	8.250	303,525
175	Vertis, Inc., Series B, Global Company Guaranteed Notes (Callable 06/15/08 @ $100.00)§	(CCC, Caa1)	06/15/09	10.875	165,375
					2,025,275
Restaurants (0.5%)
250	Buffets, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $106.25)§	(CCC, Caa1)	11/01/14	12.500	203,750
125	Denny’s Corp., Global Company Guaranteed Notes (Callable 10/01/08 @ $105.00)§	(CCC+, B3)	10/01/12	10.000	127,500
75	OSI Restaurant Partners, Inc., Rule 144A, Senior Notes (Callable 06/15/11 @ $105.00)‡§	(CCC+, Caa1)	06/15/15	9.625	65,625
					396,875

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Software/Services (0.7%)
$600	SunGard Data Systems, Inc., Global Company Guaranteed Notes (Callable 08/15/10 @ $105.13)§	(B-, Caa1)	08/15/15	10.250	$603,000
Steel Producers/Products (0.7%)
250	AK Steel Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $102.58)	(B+, B2)	06/15/12	7.750	248,750
300	Rathgibson, Inc., Global Company Guaranteed Notes (Callable 02/15/10 @ $105.62)	(B-, B3)	02/15/14	11.250	310,500
0	WCI Steel Acquisition, Inc., Senior Notes(1)	(NR, NR)	05/01/16	8.000	333
					559,583
Support-Services (5.5%)
400	Allied Security Escrow Corp., Global Senior Subordinated Notes (Callable 07/15/08 @ $105.69)	(CCC+, Caa1)	07/15/11	11.375	398,000
250	Aramark Corp. Class B, Rule 144A, Senior Notes (Callable 02/01/11 @ $104.25)‡	(B-, B3)	02/01/15	8.500	236,875
125	Ashtead Capital, Inc., Rule 144A, Notes (Callable 08/15/11 @ $104.50)‡	(B, B3)	08/15/16	9.000	126,250
150	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/10 @ $104.38)	(CCC+, B2)	06/01/14	8.750	150,000
175	Education Management LLC, Global Company Guaranteed Notes (Callable 06/01/11 @ $105.13)§	(CCC+, Caa1)	06/01/16	10.250	175,000
350	Hertz Corp., Global Company Guaranteed Notes (Callable 01/01/10 @ $104.44)	(B, B1)	01/01/14	8.875	351,750
275	Iron Mountain, Inc., Company Guaranteed Notes (Callable 07/01/08 @ $103.31)	(B, B3)	01/01/16	6.625	240,625
250	Johnsondiversey Holdings, Inc., Global Discount Notes (Callable 05/15/08 @ $103.56)+	(CCC+, Caa1)	05/15/13	10.670	256,250
225	Johnsondiversey, Inc., Series B, Global Company Guaranteed Notes (Callable 05/15/08 @ $103.21)	(CCC+, B3)	05/15/12	9.625	232,875
225	Kar Holdings, Inc., Rule 144A, Senior Notes (Callable 05/01/10 @ $104.38)‡	(CCC, B3)	05/01/14	8.750	203,625
100	Kar Holdings, Inc., Rule 144A, Senior Subordinated Notes (Callable 04/01/11 @ $105.00)‡	(CCC, Caa1)	05/01/15	10.000	88,500
325	Mobile Mini, Inc., Rule 144A, Senior Notes (Callable 05/01/11 @ $103.44)‡	(BB-, B1)	05/01/15	6.875	310,375
200	Mobile Services Group, Inc., Rule 144A, Senior Notes (Callable 08/01/10 @ $104.88)‡	(B-, B3)	08/01/14	9.750	211,000
300	Neff Corp., Rule 144A, Senior Notes (Callable 06/01/11 @ $105.00)‡	(B-, Caa2)	06/01/15	10.000	277,500
350	Rental Service Corp., Rule 144A, Bonds (Callable 12/01/10 @ $104.75)‡	(B-, Caa1)	12/01/14	9.500	343,000
100	Travelport LLC, Global Company Guaranteed Notes (Callable 09/01/11 @ $105.94)§	(CCC, Caa1)	09/01/16	11.875	101,500
270	Travelport LLC., Global Company Guaranteed Notes (Callable 09/01/10 @ $104.94)	(CCC+, B3)	09/01/14	9.875	275,400
325	United Rentals North America, Inc., Global Senior Subordinated Notes (Callable 02/15/09 @ $103.50)	(B, B3)	02/15/14	7.000	332,312
100	Varietal Distribution, Rule 144A, Senior Notes (Callable 07/15/11 @ $105.13)‡	(CCC+, Caa1)	07/15/15	10.250	94,250
250	Williams Scotsman, Inc., Global Company Guaranteed Notes (Callable 10/01/10 @ $104.25)	(B+, B2)	10/01/15	8.500	270,000
					4,675,087
Telecom - Fixed Line (0.4%)
50	PAETEC Holding Corp., Rule 144A, Senior Notes (Callable 07/15/11 @ $104.75)‡	(CCC+, Caa1)	07/15/15	9.500	48,000
250	Time Warner Telecom Holdings, Inc., Global Company Guaranteed Notes (Callable 02/15/09 @ $104.62)	(CCC+, B3)	02/15/14	9.250	256,875
					304,875
Telecom - Integrated/Services (3.4%)
175	Cincinnati Bell, Inc., Global Senior Subordinated Notes (Callable 01/15/09 @ $104.19)	(B-, B2)	01/15/14	8.375	167,125
275	Citizens Communications Co., Senior Notes	(BB+, Ba2)	01/15/13	6.250	254,031

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

CORPORATE BONDS
Telecom - Integrated/Services
$25	Hawaiian Telcom Communications, Inc., Series B, Global Company Guaranteed Notes (Callable 05/01/10 @ $106.25)§	(CCC, Caa1)	05/01/15	12.500	$26,375
325	Hughes Network Systems LLC, Global Company Guaranteed Notes (Callable 04/15/10 @ $104.75)	(B-, B1)	04/15/14	9.500	325,000
75	Level 3 Financing, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.63)	(CCC, B3)	11/01/14	9.250	72,000
575	Level 3 Financing, Inc., Rule 144A, Senior Notes (Callable 02/15/09 @ $102.00)‡#	(CCC+, B3)	02/15/15	9.150	546,250
625	Qwest Communications International, Inc., Global Company Guaranteed Notes (Callable 02/15/08 @ $103.63)	(B+, Ba3)	02/15/11	7.250	609,375
525	Qwest Communications International, Inc., Series B, Global Company Guaranteed Notes (Callable 02/15/09 @ $103.75)	(B, Ba3)	02/15/14	7.500	506,625
50	Windstream Corp., Global Company Guaranteed Notes (Callable 03/15/12 @ $103.50)	(BB-, Ba3)	03/15/19	7.000	45,250
350	Windstream Corp., Global Company Guaranteed Notes (Callable 08/01/11 @ $104.31)	(BB-, Ba3)	08/01/16	8.625	356,125
					2,908,156
Telecom - Wireless (1.9%)
200	Centennial Cellular Communications Corp., Global Company Guaranteed Notes (Callable 06/15/08 @ $105.06)	(CCC+, B2)	06/15/13	10.125	210,750
325	Cricket Communications, Inc., Global Company Guaranteed Notes (Callable 11/01/10 @ $104.69)	(CCC, Caa1)	11/01/14	9.375	322,156
200	Dobson Cellular Systems, Inc., Global Secured Notes (Callable 11/01/08 @ $104.94)	(B-, B1)	11/01/12	9.875	214,750
300	Metro PCS Wireless, Inc., Rule 144A, Senior Notes (Callable 11/01/10 @ $104.63)‡	(CCC, Caa1)	11/01/14	9.250	295,500
125	Rural Cellular Corp., Global Senior Unsecured Notes (Callable 01/15/08 @ $101.63)	(CCC, B3)	02/01/10	9.875	130,313
200	Rural Cellular Corp., Rule 144A, Senior Subordinated Notes (Callable 06/01/08 @ $102.00)‡#	(CCC, Caa2)	06/01/13	8.360	202,000
250	Triton PCS, Inc., Global Company Guaranteed Notes (Callable 06/01/08 @ $104.25)§	(CCC-, Caa2)	06/01/13	8.500	252,500
					1,627,969
Textiles & Apparel (0.6%)
300	Levi Strauss & Co., Global Senior Notes (Callable 01/15/10 @ $104.88)§	(B, B2)	01/15/15	9.750	304,500
225	Phillips-Van Heusen Corp., Global Senior Notes (Callable 02/15/08 @ $103.62)§	(BB+, Ba3)	02/15/11	7.250	225,000
					529,500
Theaters & Entertainment (0.5%)
225	AMC Entertainment, Inc., Global Senior Subordinated Notes (Callable 03/01/09 @ $104.00)	(CCC+, B2)	03/01/14	8.000	206,438
225	Cinemark, Inc., Global Senior Discount Notes (Callable 03/15/09 @ $104.88)+	(CCC+, B3)	03/15/14	0.000	203,625
					410,063
Transportation - Excluding Air/Rail (0.4%)
150	Bristow Group, Inc., Rule 144A, Senior Notes (Callable 09/15/12 @ $103.75)‡	(BB, Ba2)	09/15/17	7.500	149,250
162	H-Lines Finance Holding Corp., Global Senior Discount Notes (Callable 04/01/08 @ $105.50)+	(B, Caa1)	04/01/13	0.000	161,595
					310,845
TOTAL CORPORATE BONDS (Cost $79,042,241)					75,917,591

FOREIGN BONDS (7.6%)
Chemicals (0.5%)
225	Basell AF SCA, Rule 144A, Company Guaranteed Notes (Callable 08/15/10 @ $104.19) (Luxembourg)‡§	(B, B2)	08/15/15	8.375	201,375

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Chemicals
$275	Ineos Group Holdings PLC, Rule 144A, Notes (Callable 02/15/11 @ $104.25) (United Kingdom)‡§	(B-, B2)	02/15/16	8.500	$253,000
					454,375
Electronics (0.9%)
175	Avago Technologies Finance, Global Company Guaranteed Notes (Callable 12/01/09 @ $105.06) (Singapore)#	(B, B2)	12/01/13	10.125	182,000
125	Magnachip Semiconductor, Global Senior Subordinated Notes (Callable 12/15/09 @ $104.00) (Luxembourg)§	(CCC+, Caa1)	12/15/14	8.000	76,250
175	NXP BV/NXP Funding LLC, Global Company Secured Notes (Callable 10/15/11 @ $104.75) (Netherlands)§	(B+, B2)	10/15/15	9.500	152,250
350	NXP BV/NXP Funding LLC, Global Secured Notes (Callable 10/15/10 @ $103.94) (Netherlands)	(BB+, Ba2)	10/15/14	7.875	325,063
					735,563
Energy - Exploration & Production (0.3%)
275	OPTI Canada, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/10 @ $104.13) (Canada)‡	(BB+, B1)	12/15/14	8.250	276,375
Forestry & Paper (0.7%)
250	Abitibi-Consolidated, Inc., Global Notes (Canada)§	(B, B3)	06/15/11	7.750	221,250
325	Bowater Canada Finance Corp., Global Company Guaranteed Notes (Canada)§	(B, B3)	11/15/11	7.950	284,375
44	Smurfit Kappa Funding, Global Senior Notes (Callable 10/01/07 @ $104.81) (Ireland)§	(B, B2)	10/01/12	9.625	46,200
130	Tembec Industries, Inc., Yankee Company Guaranteed Notes (Canada)§	(CCC-, Ca)	06/30/09	8.625	65,650
					617,475
Health Services (0.1%)
100	FMC Finance III SA, Rule 144A, Senior Notes (Luxembourg)‡	(BB-, Ba3)	07/15/17	6.875	96,750
Leisure (0.3%)
300	NCL Corp., Global Senior Notes (Callable 07/15/09 @ $105.31) (Bermuda)#	(B, B3)	07/15/14	10.625	283,500
Media - Cable (1.1%)
300	NTL Cable PLC, Global Senior Notes (Callable 08/15/11 @ $104.56) (United Kingdom)	(B-, B2)	08/15/16	9.125	304,500
250	Unity Media GmbH, Rule 144A, Senior Notes (Callable 02/15/10 @ $105.06) (Germany)‡	(CCC+, Caa2)	02/15/15	10.125	349,057
350	Videotron Ltee, Global Company Guaranteed Notes (Callable 12/15/10 @ $103.19) (Canada)	(B+, Ba2)	12/15/15	6.375	313,250
					966,807
Metals & Mining - Excluding Steel (0.0%)
350	International Utility Structures, Inc., Yankee Senior Subordinated Notes (Canada)ø^	(NR, NR)	02/01/08	10.750	0
Pharmaceuticals (0.3%)
225	Elan Finance PLC, Global Company Guaranteed Notes (Callable 12/01/10 @ $104.44) (Ireland)	(B, B3)	12/01/13	8.875	222,750
Printing & Publishing (0.1%)
100	Quebecor World, Inc., Rule 144A, Senior Notes (Callable 01/15/11 @ $104.88) (Canada)‡	(B+, B2)	01/15/15	9.750	96,500
Support-Services (0.4%)
350	Ashtead Holdings PLC, Rule 144A, Secured Notes (Callable 08/01/10 @ $104.31) (United Kingdom)‡	(B, B3)	08/01/15	8.625	348,250
Telecom - Integrated/Services (2.0%)
400	Global Crossing UK Finance, Global Company Guaranteed Notes (Callable 12/15/09 @ $105.38) (United Kingdom)§	(B-, B3)	12/15/14	10.750	420,000
250	Intelsat Bermuda, Ltd., Global Company Guaranteed (Callable 01/15/08 @ $102.00) (Bermuda)#	(B, Caa1)	01/15/15	8.886	252,500
50	Intelsat Bermuda, Ltd., Global Senior Unsecured Notes (Bermuda)	(B-, Caa1)	11/01/13	6.500	37,063

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

FOREIGN BONDS
Telecom - Integrated/Services
$700	Intelsat, Ltd., Global Senior Unsecured Notes (Callable 06/15/11 @ $105.62) (Bermuda)	(B-, Caa1)	06/15/16	11.250	$735,000
150	Nordic Telephone Co. Holdings, Rule 144A, Secured Notes (Callable 05/01/08 @ $101.00) (Denmark)‡#	(B, B2)	05/01/16	9.513	205,584
					1,650,147
Telecommunication Equipment (0.2%)
150	Nortel Networks, Ltd., Rule 144A, Company Guaranteed Notes (Canada)‡#	(B-, B3)	07/15/11	9.610	152,625
Textiles & Apparel (0.1%)
75	IT Holding Finance SA, Rule 144A, Company Guaranteed Notes (Luxembourg)‡	(CCC, B3)	11/15/12	9.875	105,230
Transportation - Excluding Air/Rail (0.6%)
250	Ship Finance International, Ltd., Global Company Guaranteed Notes (Callable 12/15/08 @ $104.25) (Bermuda)	(B+, B1)	12/15/13	8.500	255,625
275	Stena AB, Global Senior Notes (Callable 12/01/09 @ $103.50) (Sweden)	(BB-, Ba3)	12/01/16	7.000	272,250
					527,875
TOTAL FOREIGN BONDS (Cost $6,849,078)					6,534,222

Number of
Shares

COMMON STOCKS (0.9%)
Chemicals (0.3%)
9,785	Huntsman Corp.*	249,126
Electric - Integrated (0.3%)
7,349	Mirant Corp.*§	278,013
Steel Producers/Products (0.3%)
6,215	WCI Steel Acquisition, Inc.*	220,632
TOTAL COMMON STOCKS (Cost $356,895)		747,771

WARRANTS (0.0%)
Telecom - Fixed Line (0.0%)
100	GT Group Telecom, Inc., Rule 144A, strike price $0.00, expires 02/01/10*‡^ (Cost $2,500)	0

SHORT-TERM INVESTMENT (29.8%)
25,428,066	State Street Navigator Prime Portfolio§§ (Cost $25,428,066)	25,428,066

TOTAL INVESTMENTS AT VALUE (127.2%) (Cost $111,678,780)		108,627,650

LIABILITIES IN EXCESS OF OTHER ASSETS (-27.2%)		(23,234,361)

NET ASSETS (100.0%)		$85,393,289

OPEN FORWARD FOREIGN CURRENCY CONTRACTS

Forward Foreign Currency Contract	Expiration Date	Foreign Currency To Be Sold	Contract Amount	Contract Value	Unrealized Loss

Euro	9/28/07	€(510,000)	$(688,867)	$(699,430)	$(10,563)

INVESTMENT ABBREVIATION

NR = Not Rated

†	Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
‡

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2007, these securities amounted to a value of $18,398,843 or 21.5% of net assets.

^	Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.
#	Variable rate obligations — The interest rate shown is the rate as of July 31, 2007.
+	Step Bond — The interest rate stated is as of July 31, 2007 and will reset at a future date.
ø	Bond is currently in default.
*	Non-income producing security.
(1)	Less than 1,000 par.
§	Security or portion thereof is out on loan.
§§	Represents security purchased with cash collateral received for securities on loan.

Security Valuation – The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business.  Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments.  Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value.  Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the “Valuation Time”).  If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Investments in mutual funds are valued at the mutual fund’s closing net asset value per share on the day of valuation.  Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund’s Valuation Time but after the close of the securities’ primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees under procedures established by the Board of Trustees.  The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees to fair value certain securities.  When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

Federal Income Tax Cost – At July 31, 2007, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $111,678,780, $1,383,837, $(4,434,967) and $(3,051,130), respectively.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                   Controls and Procedures

(a)           As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)           There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                   Exhibits

1.             The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/Keith M. Schappert
Name:	Keith M. Schappert
Title:	Chief Executive Officer
Date:	September 24, 2007

/s/Michael A. Pignataro
Name:	Michael A. Pignataro
Title:	Chief Financial Officer
Date:	September 24, 2007